UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.7%
Alabama 0.1%
Alabama, Federal Aid Highway Finance Authority, Special Obligation Revenue, Series A, 5.0%, 6/1/2037	5,000,000	5,825,600
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,957,660
Arizona 0.7%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,864,480
5.0%, 12/1/2037	8,405,000	9,860,998
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	22,775,000	24,538,924
		36,264,402
California 8.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	100,000	105,497
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	55,000	58,023
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,197,271
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,510,989
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	38,794,000
5.0%, 2/1/2033	8,000,000	8,854,480
5.0%, 8/1/2034	11,790,000	13,557,910
5.0%, 8/1/2035	13,210,000	15,152,795
5.0%, 2/1/2043	20,000,000	22,132,200
5.0%, 5/1/2044	11,200,000	12,599,104
5.25%, 4/1/2035	15,340,000	17,251,978
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,997,097
5.25%, 9/1/2030	5,000,000	5,594,750
5.25%, 10/1/2032	25,000,000	27,931,250
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,255,600
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	27,978,750
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,516,091
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,794,636
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,416,570
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,698,135
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,709,182
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	21,820,000	25,562,785
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,739,360
Series B, 5.25%, 7/1/2039	12,000,000	12,554,520
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,658,125
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	29,280,075
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,514,660
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,569,700
		410,985,533
Colorado 4.6%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	41,270,700
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, Prerefunded, 5.0%, 3/15/2032	8,630,000	9,469,181
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,505,662
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	20,390,586
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	35,486,395
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,640,900
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,120,250
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,733,702
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,109,466
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,658,900
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,034,674
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,816,219
		220,236,635
Connecticut 2.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	12,000,000	12,886,920
Series A, Prerefunded, 7.875%, 4/1/2039	13,000,000	14,636,700
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,126,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,349,100
Connecticut, State Revolving Fund General Revenue, Green Bond:
Series A, 5.0%, 5/1/2032	5,000,000	5,857,050
Series A, 5.0%, 5/1/2033	5,130,000	5,986,813
Series A, 5.0%, 5/1/2034	18,125,000	21,073,031
		100,915,814
District of Columbia 2.4%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	11,400,000	13,168,494
Series A, 5.0%, 6/1/2033	10,300,000	11,883,602
Series A, 5.0%, 6/1/2034	4,000,000	4,655,720
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,869,100
5.0%, 4/1/2033	5,000,000	5,716,950
5.0%, 4/1/2034	5,000,000	5,695,800
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	30,257,943
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2030	5,250,000	6,080,655
AMT, 5.0%, 10/1/2031	3,850,000	4,438,434
AMT, 5.0%, 10/1/2032	2,250,000	2,579,850
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,748,123
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,098,970
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,666,500
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,287,869
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029 (a)	1,455,000	1,704,722
Series A, 5.0%, 10/1/2030 (a)	1,455,000	1,694,158
		115,546,890
Florida 7.1%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,016,610
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	14,335,000	14,975,058
Series B, 4.0%, 7/1/2036	8,625,000	8,991,045
Series B, 4.0%, 7/1/2037	8,555,000	8,918,074
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,300,195
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,470,950
Series B, 4.0%, 10/1/2037	1,500,000	1,573,035
Florida, Jacksonville Electric Authority, Water & Sewer System Revenue:
Series A, 5.0%, 10/1/2032	1,915,000	2,086,373
Series A, Prerefunded, 5.0%, 10/1/2032	3,085,000	3,389,243
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2032	7,135,000	7,695,240
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	280,000	288,571
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,979,180
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	9,925,000	11,067,765
Series A, AMT, 5.0%, 10/1/2047	6,425,000	7,126,225
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,960,800
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	440,000	459,043
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,914,815
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,086,400
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,086,400
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,820,175
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,083,000
Series B, AMT, 5.0%, 10/1/2040	14,145,000	15,822,314
Series A, 5.5%, 10/1/2041	30,000,000	31,707,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	1,000,000	1,086,040
Series A-1, 5.375%, 10/1/2041	19,290,000	20,914,025
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,172,752
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,386,200
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,196,860
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded, 5.0%, 10/1/2034	17,800,000	19,337,920
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, Prerefunded, 5.75%, 10/1/2043	2,880,000	2,953,008
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,535,542
Series A, 5.0%, 10/1/2036	4,135,000	4,588,734
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, Prerefunded, 5.25%, 12/1/2029, INS: AGMC	3,820,000	3,925,126
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, ETM, 6.25%, 10/1/2018, INS: NATL	260,000	267,340
Series C, ETM, 6.25%, 10/1/2021, INS: NATL	4,945,000	5,402,017
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,076,917
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	7,250,000	7,811,513
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	249,194
5.25%, 9/1/2035, INS: AGC	280,000	285,211
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	3,685,000	3,774,177
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,175,861
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,315,000	1,385,247
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,985,200
		340,326,395
Georgia 4.2%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,608,419
Series B, 5.0%, 1/1/2037	720,000	790,870
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,730,300
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,721,792
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	2,635,000	2,907,775
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,424,400
Series A, 5.25%, 10/1/2033	3,635,000	4,038,521
Series A, 5.25%, 10/1/2036	11,115,000	12,332,648
Series A, 5.25%, 10/1/2041	29,000,000	32,102,710
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	3,155,000	3,481,606
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,059,000
Series A, 5.5%, 2/15/2045	4,720,000	4,994,562
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,214,914
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,037,669
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,162,450
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,868,048
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,301,900
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,169,890
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,743,100
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,398,755
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,965,850
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,996,850
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,307,828
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 4.0%, 10/1/2038	17,780,000	18,716,650
Georgia, State General Obligation, Series A-2, 5.0%, 2/1/2032	10,000,000	11,802,400
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,249,067
		204,127,974
Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,913,840
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,892,565
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,339,480
Hawaii, State General Obligation, Series FG, 4.0%, 10/1/2036	6,250,000	6,560,187
		40,706,072
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,372,162
Illinois 5.6%
Chicago, IL, Board of Education:
Series H, 5.0%, 12/1/2036	6,075,000	6,149,358
Series H, AMT, 5.0%, 12/1/2046	3,470,000	3,472,394
Chicago, IL, O'Hare International Airport Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,405,321
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,744,660
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,759,342
Series C, 5.0%, 1/1/2034	6,000,000	6,769,140
Series B, 5.0%, 1/1/2035	7,560,000	8,552,757
Series C, 5.0%, 1/1/2035	6,375,000	7,173,405
Series B, 5.0%, 1/1/2036	3,845,000	4,370,419
Series B, 5.0%, 1/1/2037	3,845,000	4,360,922
Series C, 5.0%, 1/1/2037	9,105,000	10,205,066
Series B, 5.0%, 1/1/2038	5,385,000	6,116,391
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	5,105,912
Chicago, IL, Waterworks Revenue:
5.0%, 11/1/2023, INS: AGMC	2,990,000	3,062,238
Prerefunded, 5.0%, 11/1/2023, INS: AGMC	7,010,000	7,178,380
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,350,705
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,574,078
5.5%, 4/1/2039	4,800,000	4,980,720
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	6,507,199
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,521,073
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	8,617,725
Prerefunded, 6.0%, 6/1/2028	17,315,000	19,598,156
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,781,570
Series A, 6.7%, 11/1/2021, INS: NATL	12,360,000	13,631,226
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	2,775,000	2,900,291
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,665,181
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,212,619
Series A, 5.0%, 1/1/2037	3,965,000	4,278,751
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,916,543
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,653,600
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	7,500,000	7,850,700
Series D, 5.0%, 11/1/2028	17,500,000	18,220,300
Series A, 5.0%, 12/1/2038	4,760,000	4,859,103
Series A, 5.0%, 12/1/2039	10,240,000	10,445,107
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	5,080,000	5,537,657
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,348,813
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,409,300
		268,286,122
Indiana 0.9%
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,208,190
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,565,162
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,027,379
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,844,320
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,000,000
		42,645,051
Kansas 0.4%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,332,240
Series A, 5.0%, 11/15/2034	4,965,000	5,455,641
		19,787,881
Kentucky 0.2%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, Prerefunded, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,552,695
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,349,409
Series A, 5.25%, 6/1/2041	1,915,000	2,086,029
		7,988,133
Louisiana 0.7%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,113,821
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,287,300
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	24,833,915
		33,235,036
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,235,369
Maryland 1.4%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,275,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	14,735,000	16,338,021
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	5,672,650
5.0%, 5/1/2036	5,015,000	5,678,083
5.0%, 5/1/2041	16,000,000	18,017,440
		67,981,394
Massachusetts 4.5%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,949,595
Series B, 5.0%, 5/1/2043	4,125,000	4,526,858
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	30,365,856
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	314,524	19,982
Series A-2, 5.5%, 11/15/2046	63,235	63,252
Series A-1, 6.25%, 11/15/2031	1,182,967	1,230,298
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	743,771
144A, 5.0%, 10/1/2057	1,700,000	1,785,765
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare:
Series L, 5.0%, 7/1/2036	70,000	75,370
Series L, Prerefunded, 5.0%, 7/1/2036	5,610,000	6,185,754
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,197,070
Series S-1, 5.0%, 7/1/2029	10,200,000	12,001,218
Series S-1, 5.0%, 7/1/2030	10,500,000	12,285,735
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	1,989,031
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	4,974,917
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,100,700
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	28,105,377
Series E, 4.0%, 9/1/2042	20,000,000	20,455,600
Series A, 5.0%, 7/1/2036	22,630,000	25,940,090
Series A, 5.0%, 3/1/2041	5,000,000	5,615,150
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	27,000,000	28,314,360
Series B, 5.25%, 10/15/2035	12,000,000	13,368,240
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	10,435,600
		217,729,589
Michigan 1.2%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,521,996
Series H, 5.125%, 10/15/2033	9,755,000	10,242,945
Series I, 6.0%, 10/15/2038	300,000	308,286
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	12,220,000	13,459,108
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,761,607
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	346,869
Series A-1, Prerefunded, 6.5%, 12/1/2033	1,760,000	1,825,894
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,192,717
		57,659,422
Minnesota 0.0%
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 1.07% **, 3/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	270,000	270,000
Mississippi 0.6%
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,710,000	2,816,340
Mississippi, State General Obligation:
Series A, 4.0%, 10/1/2035	8,000,000	8,382,800
Series A, 5.0%, 10/1/2033	10,000,000	11,636,300
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	7,420,000	7,604,981
		30,440,421
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, Prerefunded, 5.75%, 6/1/2039	2,150,000	2,262,983
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,835,520
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,635,743
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	787,508
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	3,255,000	3,585,773
		21,107,527
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,772,137
Nebraska, Central Plains Energy Project, Gas Project #3 Revenue:
Series A, 5.0%, 9/1/2027	1,390,000	1,598,431
Series A, 5.0%, 9/1/2029	1,730,000	2,004,101
Series A, 5.0%, 9/1/2033	3,815,000	4,474,995
		13,849,664
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,310,050
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	11,299,900
New Jersey 2.0%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,128,141
Series BBB, 5.5%, 6/15/2030	22,440,000	25,499,021
Series DDD, 5.0%, 6/15/2042	2,775,000	2,911,419
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,470,200
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,572,683
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,047,108
Series A, 5.0%, 6/15/2047	3,205,000	3,377,236
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,578,700
Series A, 6.0%, 12/15/2038	11,075,000	11,403,374
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2034	10,000,000	11,507,500
Series A, Prerefunded, 5.0%, 1/1/2035	6,025,000	6,728,298
Series E, 5.0%, 1/1/2045	15,380,000	17,065,802
		95,289,482
New Mexico 0.3%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029 (a)	5,765,000	6,344,325
Series A, 4.0%, 6/1/2030 (a)	5,795,000	6,291,515
		12,635,840
New York 15.4%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	12,550,000	14,671,954
Series B-2, 5.0%, 11/15/2034	10,940,000	12,739,521
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,550,000	2,579,861
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,545,010
Series D, 5.0%, 11/15/2038	13,635,000	15,274,063
Series B, 5.25%, 11/15/2044	25,000,000	28,571,500
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,580,310
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	578,785
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,530,195
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,180,980
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,275,000	2,374,918
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,290,772
Series B, 5.0%, 2/15/2035	30,000,000	34,265,400
Series A, 5.0%, 2/15/2037	5,240,000	5,995,451
Series A, 5.0%, 2/15/2038	5,525,000	6,316,898
Series A, 5.0%, 2/15/2039	3,950,000	4,502,921
Series C, 5.0%, 3/15/2041	10,000,000	10,864,000
Series C, 5.0%, 3/15/2042	14,750,000	16,601,567
Series E, 5.0%, 2/15/2044	10,000,000	11,280,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	49,802,850
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,287,857
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,262,064
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,413,746
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,317,631
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,652,448
Series TE, 5.0%, 12/15/2035	4,000,000	4,558,560
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,533,480
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,361,595
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,803,820
Series FF, 5.0%, 6/15/2039	22,345,000	25,311,969
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,715,621
Series EE, 5.375%, 6/15/2043	11,250,000	12,279,937
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 4.0%, 8/1/2037	23,500,000	24,418,850
Series B-1, 4.0%, 8/1/2039	16,500,000	17,072,055
Series B-1, 5.0%, 8/1/2035	9,295,000	10,563,675
Series B-1, 5.0%, 8/1/2036	9,900,000	11,267,685
Series E-1, 5.0%, 2/1/2037	28,685,000	32,375,899
Series D-1, 5.0%, 2/1/2038	17,655,000	19,829,566
Series A-1, 5.0%, 11/1/2038	11,560,000	13,051,009
Series D-1, 5.0%, 11/1/2038	10,000,000	10,954,300
Series E-1, 5.0%, 2/1/2039	15,000,000	16,896,450
Series I, 5.0%, 5/1/2042	8,000,000	8,938,320
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	6,800,000	7,903,436
Series S-1, 5.0%, 7/15/2035	2,800,000	3,224,704
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034	22,230,000	23,264,806
Series A-1, 4.0%, 8/1/2036	7,585,000	7,898,488
Series B-1, 5.0%, 12/1/2031	2,000,000	2,313,980
Series C, 5.0%, 8/1/2029	2,000,000	2,374,740
Series C, 5.0%, 8/1/2030	2,000,000	2,361,460
Series D-1, 5.0%, 10/1/2033	25,000,000	27,424,250
Series D-1, 5.0%, 10/1/2034	5,000,000	5,483,050
Series I-1, 5.375%, 4/1/2036	265,000	275,672
Series I-1, Prerefunded, 5.375%, 4/1/2036	1,860,000	1,936,948
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,039,515
5.0%, 9/1/2039	4,490,000	5,087,350
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	10,353,987
AMT, 5.0%, 4/1/2036	18,000,000	20,298,600
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	7,893,480
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,316,500
AMT, 5.0%, 10/15/2034	5,775,000	6,431,444
AMT, 5.0%, 10/15/2035	2,865,000	3,188,630
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,498,474
AMT, 5.0%, 10/15/2034	5,250,000	5,978,805
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2031	35,000,000	40,599,300
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	715,314
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,244,921
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,111,400
		740,632,747
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,632,540
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,707,802
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,601,449
		33,941,791
North Dakota 0.5%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,570,568
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	2,435,000	2,635,790
Series C, 5.0%, 6/1/2043	2,780,000	2,987,444
Series C, 5.0%, 6/1/2048	2,425,000	2,595,477
Series C, 5.0%, 6/1/2053	3,470,000	3,698,985
		22,488,264
Ohio 3.0%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,614,843
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,082,750
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	170,000	170,345
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	110,000	110,968
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,055,613
5.0%, 1/1/2046	2,790,000	2,997,185
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	16,553,553
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,996,180
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	12,631,448
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,224,519
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,226,736
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,215,000	1,296,636
Ohio, Northeast Regional Sewer District:
4.0%, 11/15/2037	12,280,000	12,877,790
5.0%, 11/15/2044	10,000,000	11,316,000
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	155,000	162,654
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	1,205,000	1,216,568
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	2,110,000	2,165,767
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,938,300
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,269,160
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,203,737
Series A-1, 5.25%, 2/15/2031	9,375,000	10,536,375
Series A-1, 5.25%, 2/15/2032	7,500,000	8,406,825
		145,053,952
Oklahoma 0.3%
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	13,235,000	14,436,738
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,778,002
		16,214,740
Oregon 0.4%
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.0%, 4/1/2035	6,610,000	7,682,406
Series A, 5.0%, 4/1/2036	10,000,000	11,596,500
		19,278,906
Pennsylvania 3.1%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,367,698
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,349,921
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,742,501
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,629,450
Series A, 5.0%, 6/1/2034	6,000,000	6,734,580
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,463,479
5.0%, 6/1/2028	1,290,000	1,470,858
5.0%, 6/1/2029	1,290,000	1,461,299
5.0%, 6/1/2030	855,000	963,807
5.0%, 6/1/2031	865,000	971,118
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,407,430
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	1,510,000	1,571,548
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,471,400
Series D, 5.0%, 8/15/2032	5,000,000	5,634,850
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	13,361,040
Series A-1, 5.0%, 12/1/2040	15,000,000	16,620,750
Series A-1, 5.0%, 12/1/2041	9,645,000	10,529,832
Series A-1, 5.0%, 12/1/2042	5,000,000	5,575,250
Series C, 5.0%, 12/1/2044	4,840,000	5,373,997
Series A-1, 5.0%, 12/1/2047	3,335,000	3,704,184
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	11,000,000	12,155,990
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	7,080,000	7,506,358
Series B, AMT, 5.0%, 7/1/2047	4,585,000	5,051,478
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,106,612
Series 14, 4.0%, 10/1/2037	895,000	904,711
		150,130,141
Rhode Island 0.3%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,647,400
South Carolina 2.4%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,752,004
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	10,000,000	10,952,600
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	1,975,398
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,154,621
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,524,357
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,234,876
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,928,632
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	10,837,316
Series C, 5.0%, 12/1/2039	6,875,000	7,472,369
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	87,785
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	39,685,069
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2036	17,705,000	20,097,300
		117,702,327
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,268,815
5.0%, 7/1/2046	36,140,000	40,184,427
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,148,680
		65,601,922
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	812,414
5.625%, 4/1/2038	1,230,000	1,233,715
5.75%, 4/1/2041	2,345,000	2,352,222
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.0%, 1/1/2028	7,755,000	9,166,177
5.0%, 1/1/2030	5,000,000	5,856,700
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,353,010
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,209,220
		28,983,458
Texas 13.8%
Aldine, TX, Independent School District:
5.0%, 2/15/2035	6,560,000	7,566,632
5.0%, 2/15/2036	9,000,000	10,358,190
5.0%, 2/15/2037	8,225,000	9,445,343
5.0%, 2/15/2042	18,450,000	21,048,129
Austin, TX, Independent School District, Series B, 4.0%, 8/1/2033	9,000,000	9,561,330
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	4,020,000	4,235,392
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,126,800
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,194,628
Crowley, TX, Independent School District, School Building, 5.0%, 2/1/2047	13,000,000	14,721,330
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series B, 4.0%, 12/1/2037	10,500,000	10,988,985
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,730,155
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	5,733,600
Series A, 5.0%, 8/15/2034	3,000,000	3,428,160
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2032	3,510,000	3,860,333
Series A, 5.5%, 7/1/2039	10,000,000	10,131,800
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, Prerefunded, 5.0%, 5/15/2040	11,185,000	12,007,097
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	32,315,000	37,178,084
Series D, 5.0%, 11/15/2036	7,000,000	7,703,570
Series B, 5.0%, 11/15/2038	3,370,000	3,776,995
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	11,903,401
Series A, 5.0%, 1/1/2039	4,230,000	4,725,587
Series B, 5.0%, 1/1/2040	8,825,000	9,608,660
Series C, 5.25%, 1/1/2044	20,000,000	20,508,800
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	33,531,600
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,432,530
Series B, 5.0%, 1/1/2048	8,615,000	9,478,998
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	9,939,226
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,740,110
5.0%, 8/15/2043	9,900,000	10,873,368
Prerefunded, 5.625%, 8/15/2035	740,000	810,418
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,517,352
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	26,289,604
Series A, 5.25%, 11/1/2038	20,000,000	21,639,600
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,394,200
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,657,843
5.0%, 8/15/2035	6,130,000	6,706,159
5.0%, 8/15/2036	3,350,000	3,661,349
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,407,938
AMT, 5.0%, 11/1/2034	1,000,000	1,122,350
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,998
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,188,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 67% of 3-month USD-LIBOR + 0.700%, 1.78% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	19,459,440
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	23,459,200
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,093,640
5.0%, 11/1/2040	1,070,000	1,153,011
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,192,320
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,213,843
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	2,400,000	2,607,360
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,458,575
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,908,780
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	23,112,470
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,894,370
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,384,400
Texas, State Transportation Commission Mobility Fund:
Series A, 5.0%, 10/1/2033	15,000,000	17,618,100
Series B, 5.0%, 10/1/2033	10,000,000	11,745,400
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	5,934,400
Series A, 5.0%, 10/1/2028	5,000,000	5,900,600
Series A, 5.0%, 10/1/2029	5,565,000	6,530,082
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,990,921
Series C, 5.0%, 8/15/2042	5,085,000	5,596,042
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,188,800
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, 4.0%, 10/15/2036	13,315,000	14,049,855
		663,453,453
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	13,435,000	14,891,354
Virginia 1.4%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,948,450
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	16,520,000	17,781,467
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	11,445,000	12,187,552
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2030	5,590,000	5,991,641
Virginia, State Commonwealth Transportation Board Revenue:
Series A, 5.0%, 5/15/2028	2,500,000	2,997,275
Series A, 5.0%, 5/15/2029	3,195,000	3,812,434
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	13,579,184
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,108,191
		66,406,194
Washington 3.5%
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,208,560
Series A, 5.0%, 8/1/2032	2,500,000	2,756,300
Seattle, WA, Municipal Light & Power Revenue, Series C, 4.0%, 9/1/2035	10,000,000	10,591,800
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	10,000,000	10,804,200
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,210,589
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,515,000
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems:
Series A, 5.0%, 7/1/2032	16,980,000	19,475,890
Series A, 5.0%, 7/1/2034	7,000,000	8,125,600
Washington, State General Obligation:
Series B, 5.0%, 7/1/2030	14,000,000	16,183,720
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,372,100
Series B, Prerefunded, 5.0%, 2/1/2033	5,000,000	5,468,550
Series 2011A, Prerefunded, 5.0%, 8/1/2033	3,000,000	3,244,260
Series A, 5.0%, 8/1/2035	12,190,000	13,369,626
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,704,658
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,908,812
5.0%, 8/15/2035	1,470,000	1,631,142
5.0%, 8/15/2036	980,000	1,084,948
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,460,111
Series C, 5.0%, 6/1/2033	6,000,000	6,567,000
Series C, 5.0%, 6/1/2041	11,000,000	11,923,780
		167,606,646
West Virginia 0.4%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	21,872,653
Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,354,900
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,665,000	1,824,341
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,905,000	3,178,709
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	3,335,000	3,628,547
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,202,440
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	5,644,550
Series A, 5.0%, 11/15/2039	15,000,000	16,876,050
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,845,133
		61,554,670
Total Municipal Bonds and Notes (Cost $4,587,587,066)		4,762,476,636
Underlying Municipal Bonds of Inverse Floaters (b) 1.3%
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,023,487	3,243,153
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,300,848	3,540,665
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,663,166	3,929,307
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.238%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		10,713,125
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (c)	6,252,645	6,309,219
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (c)	6,565,277	6,624,680
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (c)	6,372,122	6,429,777
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 11.49%, 6/1/2018, Leverage Factor at purchase date: 3 to 1
		19,363,676
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (c)	20,000,000	20,747,100
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 14.75%, 4/1/2019, Leverage Factor at purchase date: 4 to 1
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c)	10,000,000	10,769,100
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.24%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,737,979)		61,593,001
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,648,325,045)	100.0	4,824,069,637
Floating Rate Notes (b)	(0.8)	(37,782,545)
Other Assets and Liabilities, Net	0.8	35,784,504
Net Assets	100.0	4,822,071,596

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Date shown reflects the earlier of demand date or stated maturity date.
*** Variable or floating rate security. These securities are shown at their current rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$4,824,069,637	$—	$4,824,069,637
Total	$—	$4,824,069,637	$—	$4,824,069,637

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018